INVENTORIES - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
Raw materials	$ 9,205,111	$ 7,322,641
Work in process	1,567,217	1,904,229
Finished goods	368,882	520,088
Inventory valuation allowance	(22,053)	(21,397)
Total	$ 11,119,157	$ 9,725,561